Note 2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31,
	2014	2013
In millions
Cash	$913.5	$461.9
Cash equivalents:
Commercial paper	—	50.0
Time deposits	10.6	6.8
Money market funds	19.6	54.8
Total cash and cash equivalent	$943.7	$573.5

Property, Plant and Equipment
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it ratably over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Solar energy systems	23	-	30